401(k) Plans	12 Months Ended
Dec. 31, 2015
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
401(k) Plans
401(k) Plans
We have two 401(k) Savings Plans (401(k) Plans) that qualify as deferred salary arrangements under Section 401(k) of the Internal Revenue Code. Under these 401(k) Plans, matching contributions are based upon the amount of the employees’ contributions subject to certain limitations. We contributed approximately $202 million, $259 million, and $309 million for the years ended December 31, 2013, 2014, and 2015.